Income Taxes - Net Operating Loss Carry-forward (Details) $ in Millions	Dec. 31, 2016 USD ($)
Operating loss carry-forward
Valuation allowance	$ 3.2
Federal
Operating loss carry-forward
Net operating loss carry-forward	19.5
State
Operating loss carry-forward
Net operating loss carry-forward	$ 48.2